Class A Shares [Member] Expense Example - Class A Shares - AB Sustainable Global Thematic Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	553
Expense Example, with Redemption, 10 Years	$ 1,232